ROUND A CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ROUND A CONVERTIBLE DEBT
ROUND A CONVERTIBLE DEBT

NOTE 8 – ROUND A CONVERTIBLE DEBT

As of September 30, 2023 and December 31, 2022, the amount outstanding under the Round A Convertible Debt amounted to:

	September 30, 2023	December 31, 2022

Gross principal value of convertible notes – related party	$370,000	$370,000
Gross principal value of convertible notes – non-related party	2,359,150	1,959,150
Unamortized loan discounts	(80,565)	(141,638)
Total convertible notes payable, Net	$2,648,585	$2,187,512

The principal and any accrued interest in the Round A Convertible Debt has a per share conversion price of $6.50 and bear a 10.0% annual interest rate, compounded calendar quarterly. Accrued interest of $301,189 was recorded at September 30, 2023. The notes issued under the Round A Convertible Debt are due two years from the date of issuance or earlier if converted to Common Shares. Due dates range from October 2023 through June 2025.  Related party Round A Convertible Debt payable as of September 30, 2023, holds the same terms as the other Round A Convertible Debt.

NOTE 9 – ROUND A CONVERTIBLE DEBT

As of December 31, 2022, the amount outstanding under the Round A Convertible Debt amounted to:

December 31, 2022
Gross principal value of convertible notes	$4,010,905
Unamortized loan discounts	(401,255)
Total convertible notes payable - related party, Net	$3,609,650

The principal and any accrued interest in the Round A Convertible Debt has a per share conversion price of $6.50 and bear a 10.0% annual interest rate, compounded calendar quarterly. Accrued interest of $253,768 and $47,397 was recorded at December 31, 2022 and 2021, respectively. The notes issued under the Round A Convertible Debt are due two years from the date of issuance or earlier if converted to Common Shares. Due dates range from June 2023 through December 2024.